DEFERRED CONSIDERATION	12 Months Ended
Dec. 31, 2025
DEFERRED CONSIDERATION
DEFERRED CONSIDERATION
10	DEFERRED CONSIDERATION

The following is a continuity of the Company’s deferred consideration:

Balance as at January 1, 2024	2,939
Accretion expense	428
Gain on remeasurement of deferred consideration	(132)
Shares issued as deferred consideration	(2,139)
Effect of movement in exchange rates	148
Balance as at December 31, 2024	1,244

Accretion expense	168
Loss on remeasurement of deferred consideration	157
Shares issued as deferred consideration	(1,380)
Effect of movement in exchange rates	(189)
Balance as at December 31, 2025	—

Spin Games LLC

On June 1, 2022, the Company acquired Spin Games LLC. The Company agreed deferred consideration payments in common shares of the Company over three years from the effective date recorded with a present value of EUR 4,003. The discount for lack of marketability (DLOM) on June 1, 2022, was determined by applying Finnerty’s average-strike put option model (2012) with a volatility of between 71.4% and 80.9%, an annual dividend rate of 0% and time to maturity of 1-3 years.

During the year ended December 31, 2025, an accretion expense of EUR 168 (year ended December 31, 2024: EUR 428) was recorded in the consolidated statements of loss and comprehensive loss.

During the year ended December 31, 2025, a loss on remeasurement of deferred consideration of EUR 157 (year ended December 31, 2024: gain of EUR 132) was recorded in the consolidated statements of loss and comprehensive loss.

As at December 31, 2025, the Company has EUR nil deferred consideration payable (December 31, 2024: EUR 1,244 in current liabilities), being fully settled on June 5, 2025, with the issuance of 371,496 shares.

The fair value of deferred consideration as at December 31, 2024 is measured by determining the period-end share price and the discount for lack of marketability (DLOM) applying Finnerty’s average-strike put option model (2012). The  assumptions include applying an annual dividend rate of 0.0% and volatility of 63.7% resulting in a DLOM of 9.3% for the third anniversary settlement of consideration.